Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

7. Property, Plant and Equipment

Property, plant and equipment consisted of the following as of the periods presented:

	September 27, 2020	December 29, 2019
Land	$525	$525
Buildings and improvements	14,295	14,241
Vehicles	527	454
Machinery and equipment	11,282	6,297
Leasehold improvements	878	483
Furniture and fixtures	447	422
Construction in progress	4,570	3,396
	32,524	25,818
Less: Accumulated depreciation and amortization	(4,832)	(3,360)
Property, plant and equipment, net	$27,692	$22,458

During the 13-week periods ended September 27, 2020 and September 29, 2019, depreciation and amortization of property, plant and equipment was approximately $614 and $394, respectively. During the 39-week periods ended September 27, 2020 and September 29, 2019, depreciation and amortization of property, plant and equipment was approximately $1,568 and $1,119, respectively.

As of September 27, 2020 and December 29, 2019, machinery and equipment that was leased under capital leases and included in property, plant and equipment, net in the unaudited condensed consolidated balance sheets was approximately $1,193 and $1,505, respectively.

8. Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 30, 2018	December 29, 2019
Land	$525	$525
Buildings and improvements	14,175	14,241
Vehicles	480	454
Machinery and equipment	5,112	6,297
Leasehold improvements	7	483
Furniture and fixtures	122	422
Construction in progress	575	3,396

	20,996	25,818
Less: Accumulated depreciation and amortization	(2,336)	(3,360)

Property, Plant and Equipment, net	$18,660	$22,458

Depreciation and amortization of property, plant and equipment totaled $821, $1,437 and $1,921 for the years ended December 31, 2017, December 30, 2018 and December 29, 2019, respectively.